Intangible Assets - Summary of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 1,705,736
Ending balance	1,639,393	€ 1,705,736
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,775,215	1,863,528
Additions	10,882	795
Disposals	(942)	(5,175)
Transfers		482
Impact of foreign currency translation	(51,343)	(84,415)
Ending balance	1,733,812	1,775,215
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(69,479)	(48,327)
Amortization	(28,239)	(28,572)
Disposals	938	5,146
Impact of foreign currency translation	2,361	2,274
Ending balance	(94,419)	(69,479)
Brands and Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,444,184
Ending balance	1,405,815	1,444,184
Brands and Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,444,184	1,506,113
Impact of foreign currency translation	(38,369)	(61,929)
Ending balance	1,405,815	1,444,184
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	257,787
Ending balance	220,607	257,787
Customer Relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	323,259	345,732
Impact of foreign currency translation	(13,338)	(22,473)
Ending balance	309,921	323,259
Customer Relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(65,472)	(40,722)
Amortization	(26,662)	(27,026)
Impact of foreign currency translation	2,820	2,276
Ending balance	(89,314)	(65,472)
Intangible Assets under Development and Prepayments
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,052
Ending balance	11,112	1,052
Intangible Assets under Development and Prepayments | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,052	5,731
Additions	10,457	716
Disposals	(4)	(5,175)
Transfers	(300)	(220)
Impact of foreign currency translation	(93)
Ending balance	11,112	1,052
Intangible Assets under Development and Prepayments | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(5,146)
Disposals		5,146
Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,713
Ending balance	1,859	2,713
Other Intangible Assets | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,720	5,952
Additions	425	79
Disposals	(938)
Transfers	300	702
Impact of foreign currency translation	457	(13)
Ending balance	6,964	6,720
Other Intangible Assets | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,007)	(2,459)
Amortization	(1,577)	(1,546)
Disposals	938
Impact of foreign currency translation	(459)	(2)
Ending balance	€ (5,105)	€ (4,007)